Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	General Partner Unit [Member]	Limited Partner [Member] Common Units [Member]	Total
Beginning balance at Dec. 31, 2016	$ 10,297	$ 511,413	$ 521,710
Net income	1,160	61,651	62,811
Cash distributions	(1,210)	(64,307)	(65,517)
Net proceeds from issuance of common units	1,232	119,714	120,946
Ending balance at Dec. 31, 2017	11,479	628,471	639,950
Net income			5,253
Cash distributions			(3,453)
Net proceeds from sale of Series A Convertible Preferred Units			87,464
Convertible preferred units, ending balance at Dec. 31, 2017			89,264
Net income	1,384	73,581	74,965
Cash distributions	(1,332)	(70,804)	(72,136)
Net proceeds from issuance of common units		(4)	(4)
Ending balance at Dec. 31, 2018	11,531	631,244	642,775
Net income			7,200
Cash distributions			(7,200)
Convertible preferred units, ending balance at Dec. 31, 2018			89,264
Net income	956	50,801	51,757
Cash distributions	(1,332)	(70,804)	(72,136)
Ending balance at Dec. 31, 2019	$ 11,155	$ 611,241	622,396
Net income			7,200
Cash distributions			(7,200)
Convertible preferred units, ending balance at Dec. 31, 2019			$ 89,264